CONSOLIDATED BALANCE SHEETS [Parenthetical]	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,917,512	17,396,179	17,291,729
Common stock, shares outstanding	17,917,512	17,396,179	17,291,729